UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22732

HORIZONS  ETF TRUST I
(Exact name of registrant as specified in charter)

c/o Horizons ETFs Management (US) LLC
625 Madison Avenue, 3rd Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)

Garrett Paolella
President/Chief Executive Officer
c/o Horizons ETFs Management (US) LLC
625 Madison Avenue, 3rd Floor
New York, New York 10022
(Name and address of agent for service)

(212) 205-8300
Registrant's telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2017

Item 1. Portfolio of Investments.

Portfolio of Investments - Horizons NASDAQ 100 Covered Call ETF
July 31, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 99.1% †
Consumer Discretionary - 21.9%
Amazon.com, Inc. *	8,902	$8,793,217
Charter Communications, Inc. *	4,978	1,950,928
Comcast Corp. Class A	88,297	3,571,614
Ctrip.com International Ltd. (a)*	8,294	495,401
Discovery Communications, Inc. Class A *	2,716	66,814
Discovery Communications, Inc. Class C *	4,647	107,485
DISH Network Corp. Class A *	4,139	265,020
Dollar Tree, Inc. *	4,324	311,674
Expedia, Inc.	2,515	393,522
Hasbro, Inc.	2,293	242,783
JD.Com, Inc. (a)*	17,106	772,678
Liberty Global PLC Class A *	4,685	158,634
Liberty Global PLC Class C *	11,353	372,038
Liberty Global PLC LiLAC Class A *	935	24,048
Liberty Global PLC LiLAC Class C *	2,211	56,425
Liberty Interactive Corp QVC Group *	7,854	188,025
Liberty Ventures *	1,471	89,113
Marriott International, Inc. Class A	7,047	734,227
Mattel, Inc.	6,239	124,905
Netflix, Inc. *	8,039	1,460,365
Norwegian Cruise Line Holdings Ltd. *	4,161	229,146
O'Reilly Automotive, Inc. *	1,687	344,654
Priceline Group, Inc. *	893	1,811,450
Ross Stores, Inc.	7,452	412,245
Sirius XM Holdings, Inc.	87,553	513,060
Starbucks Corp.	26,822	1,447,851
Tesla Motors, Inc. *	3,045	984,966
Tractor Supply Co.	2,432	136,484
Twenty-First Century Fox, Inc. Class A	19,519	568,003
Twenty-First Century Fox, Inc. Class B	14,688	421,399
Ulta Salon Cosmetics & Fragrance, Inc. *	1,162	291,906
Viacom, Inc. Class B	6,395	223,313
Wynn Resorts Ltd.	1,879	243,030
		27,806,423

Consumer Staples - 5.3%
Costco Wholesale Corp.	8,175	1,295,819
Kraft Heinz Co.	22,582	1,975,022
Mondelez International, Inc. Class A	28,431	1,251,533
Monster Beverage Corp. *	10,527	555,299
Walgreens Boots Alliance, Inc.	20,027	1,615,578
		6,693,251

Health Care - 11.2%
Alexion Pharmaceuticals, Inc. *	4,138	568,313
Amgen, Inc.	13,752	2,399,862
Biogen, Inc. *	3,945	1,142,433
BioMarin Pharmaceutical, Inc. *	3,199	280,648
Celgene Corp. *	14,555	1,970,893
Cerner Corp. *	6,238	401,540
DENTSPLY SIRONA, Inc.	4,264	264,496
Express Scripts Holding Co. *	11,233	703,635
Gilead Sciences, Inc.	24,412	1,857,509
Henry Schein, Inc. *	1,488	271,128
Hologic, Inc. *	5,111	225,957
IDEXX Laboratories, Inc. *	1,605	267,168
Illumina, Inc. *	2,690	467,657
Incyte Corp. *	3,817	508,768
Intuitive Surgical, Inc. *	669	627,696
Mylan NV *	9,847	383,935
Regeneron Pharmaceuticals, Inc. *	1,923	945,385
Shire PLC (a)	1,485	248,797
Vertex Pharmaceuticals, Inc. *	4,643	704,900
		14,240,720

Industrials - 2.1%
American Airlines Group, Inc.	9,183	463,190
Cintas Corp.	1,908	257,294
CSX Corp.	17,205	848,895
Fastenal Co.	5,282	226,915
JB Hunt Transport Services, Inc.	2,097	190,219
PACCAR, Inc.	6,454	441,776
Verisk Analytics, Inc. *	3,092	269,808
		2,698,097

Information Technology - 57.6%
Activision Blizzard, Inc.	13,940	861,213
Adobe Systems, Inc. *	9,174	1,343,899
Akamai Technologies, Inc. *	3,231	152,309
Alphabet, Inc. Class A *	5,529	5,227,670
Alphabet, Inc. Class C *	6,451	6,002,655
Analog Devices, Inc.	6,833	539,875
Apple, Inc.	97,257	14,465,034
Applied Materials, Inc.	19,930	883,098
Autodesk, Inc. *	4,131	457,673
Automatic Data Processing, Inc.	8,396	998,368
Baidu, Inc. (a)*	5,082	1,150,311
Broadcom Ltd.	7,437	1,834,410
CA, Inc.	7,654	237,580
Check Point Software Technologies Ltd. *	3,127	330,774
Cisco Systems, Inc.	92,994	2,924,661
Citrix Systems, Inc. *	2,824	223,040
Cognizant Technology Solutions Class A	10,970	760,440
eBay, Inc. *	20,154	720,102
Electronic Arts, Inc. *	5,703	665,768
Facebook, Inc. Class A *	44,108	7,465,279
Fiserv, Inc. *	3,948	507,318
Intel Corp.	87,852	3,116,110
Intuit, Inc.	4,700	644,887
KLA-Tencor Corp.	2,850	263,996
Lam Research Corp.	2,916	464,985
Maxim Integrated Products, Inc.	5,261	239,060
MercadoLibre, Inc.	797	229,871
Microchip Technology, Inc.	4,265	341,371
Micron Technology, Inc. *	20,452	575,110
Microsoft Corp.	144,047	10,472,217
NetEase, Inc. (a)	1,377	428,633
NVIDIA Corp.	11,080	1,800,611
NXP Semiconductors NV *	3,704	408,662
Paychex, Inc.	6,623	383,141
Paypal Holdings, Inc. *	22,181	1,298,698
QUALCOMM, Inc.	27,547	1,465,225
Seagate Technology PLC	5,460	179,962
Skyworks Solutions, Inc.	3,503	367,360
Symantec Corp.	11,196	346,964
Texas Instruments, Inc.	18,490	1,504,716
Western Digital Corp.	5,414	460,840
Xilinx, Inc.	4,684	296,310
		73,040,206

Telecommunication Services - 1.0%
T-Mobile US, Inc. *	15,348	946,358
Vodafone Group PLC (a)	7,933	235,451
		1,181,809

TOTAL COMMON STOCKS
(Cost $105,359,372)		125,660,506

TOTAL INVESTMENTS - 99.1%
(Cost $105,359,372)		125,660,506
Other Assets in Excess of Liabilities - 0.9%		1,136,927
Total Net Assets - 100.0%		$126,797,433

†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2017 was $125,660,506.
*	Non-income producing security.
(a)	American Depositary Receipt

Glossary:
Ltd. - Private Limited Company
PLC - Public Limited Company

Horizons NASDAQ 100 Covered Call ETF
SCHEDULE OF WRITTEN CALL OPTIONS

Number of Contracts		Fair Value
Written Call Options - (0.9)%
(213)	NDX, Strike @ 5,910, Exp 8/18/2017	$(1,142,745)
	Total Written Call Options (Premiums Received $1,715,262)	$(1,142,745)

Sector Allocation
(as of July 31, 2017)
Information Technology	57.6%
Consumer Discretionary	21.9
Health Care	11.2
Consumer Staples	5.3
Industrials	2.1
Telecommunication Services	1.0
Total Investments	99.1
Other Assets in Excess of Liabilities	0.9
Net Assets	100.0%

Percentages indicated are based upon net assets.

Portfolio of Investments - Horizons DAX Germany ETF
July 31, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 93.6%
Consumer Discretionary - 15.1%
adidas AG	2,050	$466,469
Bayerische Motoren Werke AG	3,600	329,831
Continental AG	1,226	275,358
Daimler AG	11,500	803,880
ProSiebenSat.1 Media SE	2,374	94,744
		1,970,282

Consumer Staples - 0.9%
Beiersdorf AG	1,104	120,659

Financials - 16.8%
Allianz SE	5,300	1,124,761
Commerzbank AG *	11,723	153,141
Deutsche Bank AG	17,000	302,448
Deutsche Boerse AG	2,000	208,470
Muenchener Rueckversicherungs-Gesellschaft AG	1,850	395,877
		2,184,697

Health Care - 5.8%
Fresenius Medical Care AG & Co. KGaA	2,373	223,233
Fresenius SE & Co. KGaA	4,511	379,896
Merck KGaA	1,456	159,388
		762,517

Industrials - 13.3%
Deutsche Lufthansa AG	5,213	111,706
Deutsche Post AG	11,128	430,331
Siemens AG	8,800	1,190,549
		1,732,586

Information Technology - 10.9%
Infineon Technologies AG	12,613	273,397
SAP SE	10,800	1,141,909
		1,415,306

Materials - 21.7%
BASF SE	10,158	965,164
Bayer AG	9,392	1,186,485
HeidelbergCement AG	1,537	151,892
Linde AG	2,028	386,864
ThyssenKrupp AG	4,893	144,711
		2,835,116

Real Estate - 1.5%
Vonovia SE	4,827	194,946

Telecommunication Services - 4.9%
Deutsche Telekom AG	35,000	637,335

Utilities - 2.7%
E.ON SE	23,522	231,925
RWE AG *	5,405	113,526
		345,451

TOTAL COMMON STOCKS
(Cost $11,629,251)		12,198,895

Preferred Stocks - 4.6%
Consumer Discretionary - 2.5%
Volkswagen AG	2,134	327,328

Consumer Staples - 2.1%
Henkel AG & Co. KGaA	1,964	277,287

TOTAL PREFERRED STOCKS
(Cost $757,559)		604,615

TOTAL INVESTMENTS - 98.2%
(Cost $12,386,810)		12,803,510
Other Assets in Excess of Liabilities - 1.8%		236,516
Total Net Assets - 100.0%		$13,040,026

*	Non-income producing security.

Glossary:
AG — Aktiengesellschaft is both the German and Swiss term for a stock corporation.
KGaA — Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.
SE — SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Sector Allocation
(as of July 31, 2017)
Materials	21.7%
Consumer Discretionary	17.6
Financials	16.8
Industrials	13.3
Information Technology	10.9
Health Care	5.8
Telecommunication Services	4.9
Consumer Staples	3.0
Utilities	2.7
Real Estate	1.5
Total Investments	98.2
Other Assets in Excess of Liabilities	1.8
Net Assets	100.0%

Percentages indicated are based upon net assets.

Portfolio of Investments - BullMark LatAm Select Leaders ETF
July 31, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 74.6%
Consumer Discretionary - 4.5%
Multiplus SA	2,622	$32,801
Smiles SA	5,660	117,416
		150,217

Consumer Staples - 12.8%
Cencosud SA	18,000	51,236
Coca-Cola Femsa SAB de CV	12,691	108,008
Kimberly-Clark de Mexico SAB de CV	40,321	81,084
Wal-Mart de Mexico SAB de CV	79,041	182,923
		423,251

Financials - 20.4%
Banco de Chile	388,047	56,136
Bancolombia SA	3,828	39,483
BB Seguridade Participacoes SA	16,270	143,012
BTG Pactual Group	8,373	42,021
Gentera SAB de CV	61,046	92,585
Grupo Financiero Banorte SAB de CV	38,754	256,851
Grupo Financiero Santander Mexico SAB de CV	22,953	47,073
		677,161

Health Care - 5.9%
Fleury SA	11,860	112,577
Qualicorp SA	8,074	84,848
		197,425

Industrials - 9.0%
Alfa SAB de CV	84,527	117,324
Grupo Aeroportuario del Centro Norte SAB de CV	16,262	102,720
Grupo Aeroportuario del Pacifico SAB de CV	6,806	77,868
		297,912

Real Estate - 2.8%
Fibra Uno Administracion SA de CV	49,401	92,045

Telecommunication Services - 8.0%
America Movil SAB de CV	302,368	267,167

Utilities - 11.2%
AES Tiete Energia SA	4,062	18,302
Aguas Andinas SA	46,000	29,024
EDP - Energias do Brasil SA	10,318	47,581
Enel Americas SA	315,000	63,612
Enel Generacion Chile SA	100,000	77,871
Engie Brasil Energia SA	7,536	84,438
Transmissora Alianca de Energia Eletrica SA	6,746	49,756
		370,584

TOTAL COMMON STOCKS
(Cost $2,193,902)		2,475,762

Preferred Stocks - 17.9%
Financials - 6.4%
Bancolombia SA	3,744	41,074
Itausa - Investimentos Itau SA	57,945	172,255
		213,329

Materials - 4.7%
Braskem SA	7,402	88,776
Sociedad Quimica y Minera de Chile SA	1,600	65,592
		154,368

Telecommunication Services - 4.6%
Telefonica Brasil SA	10,317	154,241

Utilities - 2.2%
Cia Energetica de Minas Gerais	26,189	71,386

TOTAL PREFERRED STOCKS
(Cost $528,983)		593,324

TOTAL INVESTMENTS - 92.5%
(Cost $2,722,885)		3,069,086
Other Assets in Excess of Liabilities - 7.5%		248,210
Total Net Assets - 100.0%		$3,317,296

Glossary:
SA — Société Anonyme is a French term for a stock corporation and is the equivalent of a corporation in the United States.
SAB de CV — Sociedad Anónima de Capital Variable is a Spanish term for a stock corporation and is the equivalent of a corporation in the United States.

Sector Allocation
(as of July 31, 2017)
Financials	26.8%
Utilities	13.4
Consumer Staples	12.8
Telecommunication Services	12.6
Industrials	9.0
Health Care	5.9
Materials	4.7
Consumer Discretionary	4.5
Real Estate	2.8
Total Investments	92.5
Other Assets in Excess of Liabilities	7.5
Net Assets	100.0%

Percentages indicated are based upon net assets.

Portfolio of Investments - Horizons USA Managed Risk ETF
July 31, 2017 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 87.2%
Consumer Discretionary - 6.9%
AMC Networks, Inc. *	17	$1,087
Aramark	55	2,192
Darden Restaurants, Inc.	121	10,149
Domino's Pizza, Inc.	23	4,289
Dunkin' Brands Group, Inc.	65	3,447
Madison Square Garden Co. *	7	1,538
McDonald's Corp.	7	1,086
Omnicom Group, Inc.	44	3,465
Service Corp International	66	2,292
ServiceMaster Global Holdings, Inc. *	24	1,055
Six Flags Entertainment Corp.	9	512
Time Warner, Inc.	375	38,408
Walt Disney Co.	181	19,897
Yum China Holdings, Inc. *	30	1,074
		90,491

Consumer Staples - 25.6%
Altria Group, Inc.	573	37,228
British American Tobacco PLC (a)	1	43
Campbell Soup Co.	92	4,860
Casey's General Stores, Inc.	8	854
Church & Dwight Co., Inc.	91	4,855
Clorox Co.	339	45,253
Colgate-Palmolive Co.	195	14,079
ConAgra Brands, Inc.	486	16,641
Costco Wholesale Corp.	209	33,129
CVS Health Corp.	110	8,792
Dr. Pepper Snapple Group, Inc.	135	12,307
General Mills, Inc.	122	6,790
Hershey Co.	39	4,107
JM Smucker Co.	47	5,729
Kellogg Co.	47	3,196
Kimberly-Clark Corp.	119	14,656
Kroger Co.	238	5,836
Lamb Weston Holdings, Inc.	13	572
McCormick & Co Inc.	41	3,907
PepsiCo, Inc.	126	14,693
Pinnacle Foods, Inc.	18	1,069
Procter & Gamble Co.	147	13,350
Sysco Corp.	714	37,571
TreeHouse Foods, Inc. *	7	594
Wal-Mart Stores, Inc.	481	38,475
Whole Foods Market, Inc.	155	6,473
		335,059

Energy - 1.9%
Exxon Mobil Corp.	95	7,604
Phillips 66	98	8,208
Tesoro Corp.	63	6,270
Valero Energy Corp.	31	2,138
		24,220

Financials - 7.1%
Allstate Corp.	236	21,476
Arch Capital Group Ltd. *	32	3,112
Arthur J Gallagher & Co.	14	823
Assurant, Inc.	6	632
Axis Capital Holdings Ltd.	39	2,519
CBOE Holdings, Inc.	162	15,314
CME Group, Inc.	47	5,763
Everest Re Group Ltd.	17	4,461
Intercontinental Exchange, Inc.	205	13,675
Investors Bancorp, Inc.	211	2,802
New York Community Bancorp, Inc.	479	6,289
People's United Financial, Inc.	210	3,662
RenaissanceRe Holdings Ltd.	25	3,673
Torchmark Corp.	10	790
Validus Holdings Ltd.	34	1,829
White Mountains Insurance Group Ltd.	3	2,594
Willis Towers Watson PLC	10	1,489
WR Berkley Corp.	26	1,793
		92,696

Health Care - 20.5%
AbbVie, Inc.	52	3,635
Aetna, Inc.	8	1,235
Alere, Inc. *	51	2,570
AmerisourceBergen Corp.	116	10,883
Baxter International, Inc.	18	1,089
Becton Dickinson and Co.	95	19,133
Bio-Rad Laboratories, Inc. *	8	1,885
Bio-Techne Corp.	13	1,507
Bristol-Myers Squibb Co.	7	398
Cardinal Health, Inc.	21	1,622
Charles River Laboratories International, Inc. *	11	1,080
Cooper Cos., Inc.	6	1,463
CR Bard, Inc.	32	10,259
DaVita, Inc. *	64	4,146
DENTSPLY SIRONA, Inc.	43	2,667
Eli Lilly & Co.	197	16,284
Express Scripts Holding Co. *	53	3,320
HealthSouth Corp.	20	851
Henry Schein, Inc. *	29	5,284
Humana, Inc.	19	4,393
Intuitive Surgical, Inc. *	5	4,691
Johnson & Johnson	233	30,924
Laboratory Corp. of America Holdings *	91	14,461
McKesson Corp.	4	647
MEDNAX, Inc. *	14	658
Merck & Co., Inc.	127	8,113
PAREXEL International Corp. *	53	4,639
Patterson Cos., Inc.	62	2,587
Pfizer, Inc.	903	29,943
Quest Diagnostics, Inc.	288	31,193
Stryker Corp.	17	2,501
Varian Medical Systems, Inc. *	43	4,176
VCA, Inc. *	84	7,777
Waters Corp. *	11	1,908
WellCare Health Plans, Inc. *	2	354
Zoetis, Inc.	480	30,010
		268,286

Industrials - 4.7%
3M Co.	5	1,006
CH Robinson Worldwide, Inc.	280	18,368
Expeditors International of Washington, Inc.	133	7,831
Hubbell, Inc.	10	1,188
L3 Technologies, Inc.	82	14,348
Northrop Grumman Corp.	50	13,156
Republic Services, Inc.	83	5,330
Spirit AeroSystems Holdings, Inc.	11	665
		61,892

Information Technology - 2.2%
Amdocs Ltd.	21	1,410
Brocade Communications Systems, Inc.	818	10,331
Jack Henry & Associates, Inc.	15	1,610
Mobileye NV *	169	10,698
Motorola Solutions, Inc.	26	2,358
VeriSign, Inc. *	26	2,630
		29,037

Materials - 1.7%
Monsanto Co.	183	21,378

Real Estate - 0.6%
AGNC Investment Corp.	202	4,278
Annaly Capital Management, Inc.	293	3,525
		7,803

Telecommunication Services - 1.4%
AT&T, Inc.	396	15,444
Verizon Communications, Inc.	63	3,049
		18,493

Utilities - 14.6%
Alliant Energy Corp.	17	689
CMS Energy Corp.	72	3,329
Consolidated Edison, Inc.	164	13,589
Dominion Resources, Inc.	16	1,235
DTE Energy Co.	10	1,071
Duke Energy Corp.	401	34,133
Edison International	63	4,957
Entergy Corp.	81	6,214
Eversource Energy	84	5,106
Great Plains Energy, Inc.	50	1,543
Hawaiian Electric Industries, Inc.	23	759
IDACORP, Inc.	20	1,727
NextEra Energy, Inc.	53	7,743
Pinnacle West Capital Corp.	56	4,857
Portland General Electric Co.	43	1,922
Sempra Energy	21	2,373
Southern Co.	1,203	57,660
Vectren Corp.	30	1,803
WEC Energy Group, Inc.	36	2,267
Westar Energy, Inc.	101	5,126
WGL Holdings, Inc.	82	7,029
Xcel Energy, Inc.	556	26,304
		191,436

TOTAL COMMON STOCKS
(Cost $1,077,335)		1,140,791

TOTAL INVESTMENTS - 87.2%
(Cost $1,077,335)		1,140,791
Other Assets in Excess of Liabilities - 12.8%		167,941
Total Net Assets - 100.0%		$1,308,732

* Non-income producing security.
(a) American Depositary Receipt

Glossary:
AG - Aktiengesellschaft is both the German and Swiss term for a stock corporation.
Ltd. - Private Limited Company
PLC - Public Limited Company

Sector Allocation
(as of July 31, 2017)
Consumer Staples	25.6%
Health Care	20.5
Utilities	14.6
Financials	7.1
Consumer Discretionary	6.9
Industrials	4.7
Information Technology	2.2
Energy	1.9
Materials	1.7
Telecommunication Services	1.4
Real Estate	0.6
Total Investments	87.2
Other Assets in Excess of Liabilities	12.8
Net Assets	100.0%

Percentages indicated are based upon net assets.

Notes to Portfolios of Investments
July 31, 2017 (Unaudited)

Organization

Horizons ETF Trust I (the “Trust”) was organized as a Delaware statutory trust on May 17, 2012 and is currently comprised of five investment portfolios. The Schedules of Portfolios of Investments herein relate to the Horizons NASDAQ 100 Covered Call ETF, Horizons DAX Germany ETF, BullMark LatAm Select Leaders ETF and Horizons USA Managed Risk ETF (each a “Fund” and collectively, the “Funds”), which are series of the Trust. The Funds are classified as non-diversified, open-end, management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Funds follow accounting and reporting guidance under the Financial Accounting Standards Board (FASB) Codification Topic 946 – Financial Services – Investment Companies.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may not be made against each Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Fair Value Measurement

Generally accepted accounting principles in the United States of America ("GAAP") requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable fair value inputs and minimizes the use of unobservable fair value inputs by prioritizing that the most observable fair value input be used when available. Observable fair value inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable fair value inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any fair value input that is deemed significant to the asset or liability’s fair value measurement. The fair value inputs are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the fair value inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The following summarizes inputs used as of July 31, 2017 in valuing the Funds’ assets and liabilities carried at fair value:

Horizons NASDAQ 100 Covered Call ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$125,660,506	$-	$-	$125,660,506
Other Financial Instruments:
Options Written*	-	(1,142,745)	-	(1,142,745)
Total	$125,660,506	$(1,142,745)	$-	$124,517,761

Horizons DAX Germany ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$12,198,895	$-	$-	$12,198,895
Preferred Stocks	604,615	-	-	604,615
Total	$12,803,510	$-	$-	$12,803,510

BullMark LatAm Select Leaders ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$2,475,762	$-	$-	$2,475,762
Preferred Stocks	593,324	-	-	593,324
Total	$3,069,086	$-	$-	$3,069,086

Horizons USA Managed Risk ETF
Assets Ϯ	Level 1	Level 2	Level 3	Total
Common Stocks	$1,140,791	$-	$-	$1,140,791
Total	$1,140,791	$-	$-	$1,140,791

Ϯ See the Portfolio of Investments for breakdown by sector.
* Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are Level 3 investments at the end of the period.  It is the Funds' policy to recognize transfers info and out of all levels at the beginning of the reporting period.  There were no transfers between levels during the reporting period.

FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

Management of the Funds is required to analyze all open tax years (2014 - 2016 ), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the three preceding years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At July 31, 2017, the cost of investments on a tax basis was as follows:

Funds	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Horizons NASDAQ 100 Covered Call ETF ^	$105,359,372	$20,798,253	$(497,119)	$20,301,134
Horizons DAX Germany ETF ^	12,386,810	2,144,039	(1,727,339)	416,700
BullMark LatAm Select Leaders ETF ^	2,722,885	416,577	(70,376)	346,201
Horizons USA Managed Risk ETF ^	1,077,335	79,185	(15,729)	$63,456

^ Because tax adjustments are calculated annually at the end of each Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal tax income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the period ended July 31, 2017 were as follows:

Horizons NASDAQ 100 Covered Call ETF	Number of Contracts	Premiums Received
Options outstanding, at beginning of the period	108	$735,022
Options written	1,369	10,606,135
Options closed	(1,264)	(9,625,895)
Options outstanding, at end of the period	213	$1,715,262

Horizons NASDAQ 100 Covered Call ETF invests in derivatives in the form of call options as part of its investment strategy to track the performance of the CBOE NASDAQ 100® Buy Write V2 Index (the “Buy Write V2 Index”). The type of derivatives used by the Horizons NASDAQ 100 Covered Call ETF are call options on the NASDAQ-100® Index. Consistent with its investment strategy, the Horizons NASDAQ 100 Covered Call ETF wrote (sold) a succession of one-month call options on the Buy Write V2 Index and covered such options by holding the securities underlying the options written. The use of the call options helps the Horizons NASDAQ 100 Covered Call ETF track the performance of the Buy Write V2 Index. Horizons NASDAQ 100 Covered Call ETF may purchase call and put options on the portfolio securities or other financial instruments. The Horizons NASDAQ 100 Covered Call ETF may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Horizons NASDAQ 100 Covered Call ETF may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. When the purchased option expires, is terminated or is sold, the Horizons NASDAQ 100 Covered Call ETF will record a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Horizons NASDAQ 100 Covered Call ETF and the prices of options relating to the securities purchased or sold by the Horizons NASDAQ 100 Covered Call ETF and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Horizons NASDAQ 100 Covered Call ETF to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Horizons NASDAQ 100 Covered Call ETF to risk of loss if the value of the security declines below the exercise price minus the put premium.

While the Funds seek to achieve a high degree of correlation with the Index, each Fund’s return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, a Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

The Horizons NASDAQ 100 Covered Call ETF may be unable to write options at the times or at the prices that the Index expects such options to be written. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

The Horizons NASDAQ 100 Covered Call ETF  is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund's financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Subsequent Events
On August 3, 2017, Fund management recommended and the Board approved a plan to liquidate, the Horizons USA Managed Risk ETF with the liquidation to take place on September 13, 2017. Any shares of the Horizons USA Managed Risk ETF outstanding on September 13, 2017 will be automatically redeemed on that date.

On September 6, 2017, Fund management recommended and the Board approved a plan to liquidate, the BullMark LatAm Select Leaders ETF with the liquidation to take place on  October 23, 2017. Any shares of the BullMark LatAm Select Leaders ETF outstanding on October 23, 2017 will be automatically redeemed on that date.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    HORIZONS ETF TRUST I

By (Signature and Title) /s/ Garrett K. Paolella
                                            Garrett K. Paolella
                                            President/Chief Executive Officer
                                            (Principal Executive Officer)

Date:  September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and o dates indicated.

By (Signature and Title) /s/ Garrett K. Paolella
                                            Garrett K. Paolella
                                            President/Chief Executive Officer
                                            (Principal Executive Officer)

Date:  September 18, 2017

By (Signature and Title) /s/ Christopher W. Roleke
                                            Christopher W. Roleke,
                                            Treasurer (Principal Financial Officer)

Date:  September 22, 2017